OTHER RESERVES	12 Months Ended
Dec. 31, 2020
Disclosure of reserves within equity [abstract]
OTHER RESERVES
NOTE 40: OTHER RESERVES

	2020	2019	2018
	£m	£m	£m
Other reserves comprise:
Merger reserve	7,763	7,763	7,766
Capital redemption reserve	4,462	4,462	4,273
Revaluation reserve in respect of debt securities held at fair value through other comprehensive income	99	123	279
Revaluation reserve in respect of equity shares held at fair value through other comprehensive income	(47)	19	5
Cash flow hedging reserve	1,629	1,504	1,051
Foreign currency translation reserve	(159)	(176)	(164)
At 31 December	13,747	13,695	13,210
The merger reserve primarily comprises the premium on shares issued in January 2009 as part of the recapitalisation of the Group and the acquisition of HBOS plc.
The capital redemption reserve represents transfers from distributable reserves in accordance with companies’ legislation upon the redemption of ordinary and preference share capital.
The revaluation reserves in respect of debt securities and equity shares held at fair value through other comprehensive income represent the cumulative after tax unrealised change in the fair value of financial assets so classified since initial recognition; or in the case of financial assets obtained on acquisitions of businesses, since the date of acquisition.
The cash flow hedging reserve represents the cumulative after-tax gains and losses on effective cash flow hedging instruments that will be reclassified to the income statement in the periods in which the hedged item affects profit or loss.
The foreign currency translation reserve represents the cumulative after-tax gains and losses on the translation of foreign operations and exchange differences arising on financial instruments designated as hedges of the Group’s net investment in foreign operations.
Movements in other reserves were as follows:

	2020	2019	2018
	£m	£m	£m
Merger reserve
At 1 January	7,763	7,766	7,766
Redemption of preference shares (note 39)	—	(3)	—
At 31 December	7,763	7,763	7,766

	2020	2019	2018
	£m	£m	£m
Capital redemption reserve
At 1 January	4,462	4,273	4,115
Shares cancelled under share buyback programmes	—	189	158
At 31 December	4,462	4,462	4,273

	2020	2019	2018
	£m	£m	£m
Revaluation reserve in respect of debt securities held at fair value through other comprehensive income
At 1 January	123	279	472

Change in fair value	46	(30)	(37)
Deferred tax	29	10	35
Current tax	(2)	—	—
	73	(20)	(2)
Income statement transfers in respect of disposals (note 9)	(149)	(196)	(275)
Deferred tax	47	61	84
	(102)	(135)	(191)
Impairment recognised in the income statement	5	(1)	—
At 31 December	99	123	279

	2020	2019	2018
	£m	£m	£m
Revaluation reserve in respect of equity shares held at fair value through other comprehensive income
At 1 January	19	5	(49)

Change in fair value	(50)	—	(97)
Deferred tax	(16)	12	22
	(66)	12	(75)
Realised gains and losses transferred to retained profits	(16)	14	151
Deferred tax	16	(12)	(22)
	—	2	129
At 31 December	(47)	19	5

	2020	2019	2018
	£m	£m	£m
Cash flow hedging reserve
At 1 January	1,504	1,051	1,405
Change in fair value of hedging derivatives	730	1,209	234
Deferred tax	(244)	(303)	(69)
	486	906	165
Income statement transfers	(496)	(608)	(701)
Deferred tax	135	155	182
	(361)	(453)	(519)
At 31 December	1,629	1,504	1,051

	2020	2019	2018
	£m	£m	£m
Foreign currency translation reserve
At 1 January	(176)	(164)	(156)
Currency translation differences arising in the year	4	(12)	(8)
Income statement transfers	13	—	—
At 31 December	(159)	(176)	(164)